General Minnesota Municipal Money Market Fund

ANNUAL REPORT November 30, 1999

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.


     * Not FDIC-Insured
     * Not Bank-Guaranteed
     * May Lose Value

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. Dreyfus has taken steps designed to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            13   Financial Highlights

                            15   Notes to Financial Statements

                            20   Report of Independent Auditors

                            21   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                 General Minnesota  Municipal Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General Minnesota Municipal Money Market Fund, covering the 12-month period from December 1, 1998 through November 30, 1999. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Irace.

When the period began, the Federal Reserve Board had just completed a series of short-term interest-rate cuts in an attempt to stimulate economic growth after the spread of a global financial crisis in overseas markets. Its strategy apparently worked, because signs of renewed economic strength in the U.S. and abroad became evident early in 1999, fueling fears that inflationary pressures might re-emerge. The Federal Reserve then reversed course, raising short-term interest rates three times during the summer and fall of 1999, effectively eliminating all of last fall's interest-rate cuts. Higher interest rates generally led to higher yields on most money market securities, including tax-exempt instruments.

We appreciate your confidence over the past year, and we look forward to your continued participation in General Minnesota Municipal Money Market Fund

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
December 15, 1999


2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did General Minnesota Municipal Money Market Fund perform during the period

For the 12-month period ended November 30, 1999, the fund's Class A shares produced a tax-exempt yield of 2.65%, while Class B shares provided a tax-exempt yield of 2.49%. Taking into account the effects of compounding, the fund's effective yields were 2.68% and 2.52% for Class A and Class B shares, respectively.(1) The fund's Class A and B shares provided total returns of 2.68% and 2.52% , respectively.(2) These results compare to the Lipper Other States Tax-Exempt Money Market Funds category average total return of 2.73% over the same period.(3)

What is the fund's investment approach?

The fund seeks a high level of federal and Minnesota state tax-exempt income while maintaining a stable $1.00 share price. We are especially vigilant in our efforts to preserve capital.

In pursuing this objective, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high quality tax-exempt money market instruments from Minnesota issuers. Second, we actively manage the fund's average maturity in anticipation of interest-rate trends and supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which would enable us to purchase new securities with higher yields. Yields tend to rise when there is an increase of new issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which tend to lengthen the fund's weighted average maturity. If we anticipate limited new issue supply, we may extend the portfolio's average maturity to maintain current yields for as long as practical. At
                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

other times we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and- demand considerations.

What other factors influenced the fund's performance?

The fund was positively affected by rising interest rates over the past year. Soon after the reporting period began, it became apparent that the U.S. economy was growing more strongly than most analysts expected, raising concerns that inflationary pressures might re-emerge. In an attempt to forestall a reacceleration of inflation, the Federal Reserve Board increased short-term interest rates three times during the summer and fall of 1999. Because the market anticipated these rate hikes before they were announced, tax-exempt money market yields had already risen by the time the monetary policy changes were actually implemented.

However, tax-exempt money market yields did not rise as much as comparable taxable yields, primarily because of a relative lack of supply amid steady investor demand. Many states and municipalities throughout the country, including Minnesota, have enjoyed higher tax revenues during this period of economic prosperity, which have enabled them to decrease their annual debt borrowings.

What is the fund's current strategy?

We have continued to focus on very high quality, liquid money market instruments from a wide array of issuers. Some of the most frequently used instruments include Variable Rate Demand Notes (VRDNs), which are issued by investment banks through the securitization of longer term municipal bonds. VRDNs can be redeemed at the buyer's option after either one day or seven days, which affords the fund a high degree of liquidity as well as high credit quality. Accordingly, as of November 30, much of the portfolio was composed of VRDNs. The remainder was comprised primarily of tax-exempt commercial paper and tax-exempt notes. Of course, the portfolio's composition will change over time.

4

We took advantage of limited new issuance of tax-exempt notes in June and July, which helped us lock in prevailing yields. The addition of notes also extended the fund's average maturity to the long end of the neutral range, giving us the ability to maintain competitive yields during the rest of the summer and much of the fall, which was a period of low issuance. Accordingly, as of November 30, the fund's average maturity was 52 days, which is toward the long end of the neutral range.

As the end of the year approaches, we expect the fund's relatively long average maturity to help protect the fund from any market disruptions that Y2K-related or year-end factors may present.

December 15, 1999

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

(2) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-MINNESOTA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. PERFORMANCE FIGURES PROVIDED FOR CLASS A AND CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS A AND CLASS B RETURNS WOULD HAVE BEEN LOWER. WITHOUT THE EXPENSE ABSORPTION, THE FUND'S CLASS A AND CLASS B SHARES WOULD HAVE PRODUCED TAX-EXEMPT YIELDS OF 2.49% AND 2.01%, RESPECTIVELY, AND EFFECTIVE YIELDS OF 2.52% AND 2.03%, RESPECTIVELY.

(3)  SOURCE: LIPPER ANALYTICAL SERVICES, INC.

                                                                    The Fund 5

STATEMENT OF INVESTMENTS

November 30, 1999

                                                                                             Principal
TAX EXEMPT INVESTMENTS--101.9%                                                              Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Ankoa County, G.O. Notes 3.60%, Series C, 5/1/2000                                             340,000                  340,000

Apple Valley, G.O. Notes 4.10%, 12/1/1999                                                      165,000                  165,000

Becker, PCR, Refunding, CP (Northern State Power Co.)

   3.85%, 12/17/2000
   (Corp. Guaranty; Northern State Power Co.)                                                 2,000,000                2,000,000

Beltrami County, Environmental Control Revenue, VRDN

  (Northwood Panelboard Co. Project)

   3.85% (LOC; Union Bank of Switzerland).                                                    2,100,000  (a)           2,100,000

Bemidji Independent School District Number 31,
   Refunding 4.50%, 2/1/2000                                                                    200,000                  200,463

Cloquet, Industrial Facilities Revenue, VRDN
   (Potlatch Corp. Project)

   4%, Series C (LOC; Wachovia Bank)                                                          3,000,000  (a)           3,000,000

Cohasset, Revenue, Refunding, VRDN
   (Minnesota Power and Light Co. Project):

      3.70%, Series A (LOC; ABN-Amro Bank)                                                    1,100,000  (a)           1,100,000

      3.70%, Series B (LOC; ABN-Amro Bank)                                                      300,000  (a)             300,000

      3.70%, Series D (LOC; ABN-Amro Bank)                                                      400,000  (a)             400,000

Coon Rapids, G.O. Notes 3.10%, Series A, 2/1/2000                                               195,000                  194,966

Cottage Grove, Environmental Control Revenue, VRDN

  (Minnesota Mining and Manufacturing)

  4.08% (Corp. Guaranty; Minnesota Mining

   and Manufacturing)                                                                           500,000  (a)             500,000

Dakota County Housing and Redevelopment Authority:

   SFMR 5.50%, Series A, 10/1/2000 (LOC; FNMA)                                                   40,000                   40,000

   VRDN, MFMR, Refunding
      (Southview Gables Apartment Project)

      3.95% (Corp. Guaranty; Northwestern Mutual Life)                                        1,500,000  (a)           1,500,000

Duluth, Tax Increment, G.O. Notes

   3.30%, Series B, 2/1/2000                                                                    200,000                  200,000

Duluth Economic Development Authority,
   Health Care Facilities Revenue, Refunding,

   VRDN (Miller Dwan Medical Center Project)

   3.70% (LOC; Credit Locale de France)                                                       2,500,000  (a)           2,500,000

East Central Solid Waste Commission,
   Solid Waste, RRR, Refunding, VRDN

   4.20% (Insured; FSA)                                                                         250,000  (a)             250,974

Eden Prairie, Commercial Development Revenue,
   Refunding, VRDN

   (Lakeview Business Center)

   3.90% (LOC; Firstar Bank of Milwaukee)                                                     1,400,000  (a)           1,400,000

6
                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Edina, Housing Revenue, VRDN (Edina Park Plaza Project)

   3.65% (LOC; FNMA)                                                                          1,500,000  (a)           1,500,000

Edina Independent School District Number 273, G.O. Notes

   4%, Series B, 2/1/2000                                                                     1,000,000                1,001,656

Hennepin County, G.O. Notes 4%, Series B, 12/1/1999                                             600,000                  600,000

Metropolitan Council, Minneapolis-St. Paul Metropolitan Area:

   4.25%, Series B, 6/1/2000                                                                    300,000                  300,794

   G.O. Notes, Refunding 4.40%, 12/1/1999                                                       400,000                  400,000

Minneapolis:
   G.O. Notes, Refunding 4.50%, 3/1/2000                                                      1,100,000                1,104,024

   MFHR, Refunding, VRDN (Rental-Hennepin)

      4.05% (Corp. Guaranty; St. Paul Companies Inc.)                                         1,500,000  (a)           1,500,000

Minneapolis and St. Paul Housing and Redevelopment Authority,

  Health Care Systems Revenue, Prerefunded

   (Health One Obligation) 8%, 8/15/2000                                                        200,000                 209,591

Minnesota Higher Education Coordinating Board, Revenue, VRDN

   3.95% Series B (LOC; Norwest Bank of Minnesota)                                            3,000,000  (a)           3,000,000

Minnesota Rural Water Finance Corporation (Public Projects)

   4.25%, 9/1/2000 (LOC; CDC Funding Corp.)                                                   1,225,000                1,227,301

New Hope Utility, G.O. Notes, 3.25%, Series A, 2/1/2000                                         200,000                  200,000

North Branch Independent School District Number 138

   5.20%, 2/1/2000 (Insured; FGIC)                                                              150,000                  150,412

Prior Lake Independent School District Number 719

   3.10%, 3/24/2000                                                                             400,000                  400,058

Rochester Health Care Facilities, Revenue
   (Mayo Foundation/Mayo Medical Center):

      3.55%, Series A, 12/7/1999
         (Corp. Guaranty; Mayo Foundation)                                                    1,000,000                1,000,000

      3.85%, Series A, 2/10/2000
         (Corp. Guaranty; Mayo Foundation)                                                    1,000,000                1,000,000

Roseville Tax Increment, Refunding, G.O. Notes 4%, 3/1/2000                                   1,000,000                1,002,232

Saint Paul Housing and Redevelopment Authority, Revenue, VRDN

   (District Cooling) 3.95%, Series L
   (LOC; Credit Locale de France)                                                             1,000,000  (a)           1,000,000

Saint Paul Independent School District Number 625, G.O. Notes

   4.25%, Series B, 2/1/2000                                                                    700,000                  701,090

Saint Paul Port Authority, IDR, VRDN (Ideal Printers Inc.)

   4.05%, Series A (Corp. Guaranty; Marshall and Isley Corp.)                                 1,140,000  (a)           1,140,000

Saint Paul Special Assessment, G.O. Notes
   4%, Series C, 4/1/2000                                                                       560,000                  561,455

                                                                                                                        The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Shoreview, Refunding, G.O. Notes 3.90%, Series D, 12/1/2000                                    260,000                 259,675

Southern Municipal Power Agency, Power Supply
  Systems Revenue, CP

    (Power Supply System):

         3.55%, Series B, 2/10/2000 (Liquidity Facility:
            ABN-Amro Bank, Bank of Nova Scotia and
            Credit Agricole-Indosuez)                                                         1,000,000               1,000,000

         3.85%, 2/10/2000 (Liquidity Facility: ABN-Amro Bank,

            Bank of Nova Scotia and Credit Agricole-Indosuez)                                   500,000                 500,000

         3.65%, 3/7/2000 (Liquidity Facility: ABN-Amro Bank,

            Bank of Nova Scotia and Credit Agricole-Indosuez)                                   500,000                 500,000

Wadena, IDR, VRDN (Homecrest Industry Inc. Project)

   4.05% (LOC; U.S. Bank of Minneapolis)                                                      3,000,000  (a)           3,000,000

Winona Independent School District Number 861

   3.80%, 9/30/2000                                                                             925,000                  923,406

State of Minnesota:

  G.O. Notes:

    Various Purpose:

         5.60%, 8/1/2000                                                                        340,000                  346,176

         6.60%, 8/1/2000                                                                        200,000                  202,133

      Refunding 5.20%, 8/1/2000                                                                 200,000                  201,810

   Prerefunded, Infrastructutre Development 7%, 8/1/2000                                        180,000                  183,554
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $41,306,352)                                                             101.9%               41,306,770

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (1.9%)                (789,711)

NET ASSETS                                                                                       100.0%               40,517,059

8

Summary of Abbreviations

CP            Commercial Paper                                      MFHR          Multi-Family Housing Revenue

FGIC          Financial Guaranty Insurance Company                  MFMR          Multi-Family Mortgage Revenue

FNMA          Federal National Mortgage Association                 PCR           Pollution Control Revenue

FSA           Financial Security Assurance                          RRR           Resource Recovery Revenue

GO            General Obligation                                    SFMR          Single Family Mortgage Reveue

IDR           Industrial Development Revenue                        VRDN          Variable Rate Demand Notes

LOC           Letter of Credit

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 69.1

AAA/AA (b)                       Aaa/Aa (b)                      AAA/AA (b)                                       14.9

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                    16.0

                                                                                                                 100.0

A    SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJEST TO PERIODIC
     CHANGE.

B    NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

C    SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S OR STANDARD & POOR'S
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

D    AT NOVEMBER 30, 1999, THE FUND HAD $10,640,000 (26.3% OF NET ASSETS)
     INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND INTEREST IS DEPENDENT
     UPON REVENUES GENERATED FROM INDUSTRY.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1999

                                                               Cost       Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  41,306,352  41,306,770

Cash                                                                    720,421

Interest receivable                                                     281,213

Prepaid expenses                                                         12,352

                                                                     42,320,756
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            13,331

Payable for investment securities purchased                           1,760,520

Accrued expenses                                                         29,846

                                                                      1,803,697
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       40,517,059
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      40,516,641

Accumulated net unrealized appreciation (depreciation) on investments       418
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       40,517,059

NET ASSET VALUE PER SHARE

                                                         Class A       Class B
--------------------------------------------------------------------------------

Net Assets ($)                                            106,346    40,410,713

Shares Outstanding                                        106,345    40,410,296
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                               1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.

10

STATEMENT OF OPERATIONS

Year Ended November 30, 1999

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,096,025

EXPENSES:

Management fee--Note 2(a)                                              166,440

Distribution fees (Class B)--Note 2(b)                                  66,156

Registration fees                                                       53,466

Prospectus and shareholders' reports                                    15,555

Professional fees                                                       14,755

Custodian fees                                                           4,258

Directors' fees and expenses--Note 2(d)                                  1,695

Shareholder servicing costs--Note 2(c)                                  99,369

Miscellaneous                                                            4,384

TOTAL EXPENSES                                                         426,078

Less--reduction in management fee and shareholder servicing

   costs due to undertakings--Note 2(a,c)                             (159,969)

NET EXPENSES                                                           266,109

INVESTMENT INCOME--NET                                                 829,916
--------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS) ON INVESTMENTS ($)                              418

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   830,334

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                               ---------------------------------

                                                     1999              1998(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            829,916             347,474

Net unrealized appreciation (depreciation) on

   investments                                        418                 --

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      830,334             347,474
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                     (5,752)             (14,199)

Class B shares                                   (824,164)            (333,275)

TOTAL DIVIDENDS                                  (829,916)            (347,474)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 PER SHARE):

Net proceeds from shares sold:

Class A shares                                      3,000            1,000,000

Class B shares                                 77,718,879           44,810,839

Dividends reinvested:

Class A shares                                      5,739              14,128

Class B shares                                    807,618             326,009

Cost of shares redeemed:

Class A shares                                   (916,522)                 --

Class B shares                                (66,275,896)         (16,977,153)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             11,342,818           29,173,823

TOTAL INCREASE (DECREASE) IN NET ASSETS        11,343,236           29,173,823
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            29,173,823                  --

END OF PERIOD                                  40,517,059           29,173,823

A    FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                 Year Ended November 30,
                                                 ------------------------

CLASS A SHARES                                        1999        1998(a)
-----------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                  1.00         1.00

Investment Operations:

Investment income--net                                .027          .014

Distributions:

Dividends from investment income--net                (.027)        (.014)

Net asset value, end of period                       1.00          1.00
-----------------------------------------------------------------------------

TOTAL RETURN (%)                                     2.68          2.81(b)
-----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA ($):

Ratio of expenses to average net assets               .65          .65(b)

Ratio of net investment income

   to average net assets                             2.73         2.80(b)

Decrease reflected in above expense ratios

   due to undertakings by the Manager                 .16          .76(b)
-----------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                 106        1,014

A   FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.

B   ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund 13

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  Year Ended November 30,
                                                    ----------------------

CLASS B SHARES                                         1999        1998(a)
------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                   1.00         1.00

Investment Operations:

Investment income--net                                 .025          .013

Distributions:

Dividends from investment income--net                 (.025)        (.013)

Net asset value, end of period                        1.00          1.00
------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.52          2.67(b)
------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                 .80          .80(b)

Ratio of net investment income

   to average net assets                               2.49         2.63(b)

Decrease reflected in above expense ratios

   due to undertakings by the Manager                   .48          .87(b)
------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                40,411           28,160

A   FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1998.

B   ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Minnesota Municipal Money Market Fund (the "fund") is a separate non-diversified series of General Municipal Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to maximize current income exempt from Federal and State of Minnesota income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation

At November 30, 1999, MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation, held 103,266 Class A shares.

Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the fund's shares, which are sold to the public without a sales load. The fund is authorized to issue 4 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue two classes of shares: Class A (2 billion shares authorized) and Class B (2 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

                                                                    The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $4,847 during the period ended November 30, 1999 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the

16

extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

At November 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions  With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed
1 1/2% of the average value of the fund's net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken through November 30, 1999 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate of .65 of 1% for Class A shares, of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking amounted to $60,736 during the period ended November 30, 1999.

(b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the costs of preparing, printing and distributing prospectuses and statements of additional information and of
                                                                    The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate of .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 1999, Class B shares were charged $66,156 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts.

Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor, for the provision of certain services to the holders of Class B shares, at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 1998 through November 30, 1999, that if the aggregate expenses of Class B shares, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceeded .80 of 1% of the average daily net assets of Class B, the Manager will reimburse the expenses of the fund under the Class B

18

Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under such Plan. During the period ended November 30, 1999, Class B shares were charged $99,233 all of which was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 1999, the fund was charged $81 pursuant to the transfer agency agreement.

(d) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

                                                                    The Fund 19

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
General Minnesota Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Minnesota Municipal Money Market Fund (one of the Series constituting General Municipal Money Market Funds, Inc.) as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Minnesota Municipal Money Market Fund at November 30, 1999, and the results of its operations for the year then ended and, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 5, 2000

20

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 1999 as " exempt-interest dividends" (not generally subject to regular Federal and, for individuals who are Minnesota residents, Minnesota personal income taxes).

                                                                    The Fund 21

                                                           For More Information

                        General Minnesota Municipal Money Market Fund 200 Park Avenue
                        New York, NY 10166

                        Manager
                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian
                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent
                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor
                        Premier Mutual Fund Services, Inc.
                        60 State Street
                        Boston, MA 02109

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET
Information can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                  917AR9911



General Municipal

Money Market Fund

ANNUAL REPORT November 30, 1999

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

     * Not FDIC-Insured
     * Not Bank-Guaranteed
     * May Lose Value

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. Dreyfus has taken steps designed to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            14   Statement of Assets and Liabilities

                            15   Statement of Operations

                            16   Statement of Changes in Net Assets

                            17   Financial Highlights

                            20   Notes to Financial Statements

                            25   Report of Independent Auditors

                            26   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                              General Municipal

                                                              Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General Municipal Money Market Fund, covering the 12-month period from December 1, 1998 through November 30, 1999. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Colleen Meehan.

When the period began, the Federal Reserve Board had just completed a series of short-term interest-rate cuts in an attempt to stimulate economic growth after the spread of a global financial crisis in overseas markets. Its strategy apparently worked, because signs of renewed economic strength in the U.S. and abroad became evident early in 1999, fueling fears that inflationary pressures might re-emerge. The Federal Reserve then reversed course, raising short-term interest rates three times during the summer and fall of 1999, effectively eliminating all of last fall's interest-rate cuts. Higher interest rates generally led to higher yields on most money market securities, including tax-exempt instruments.

We appreciate your confidence over the past year, and we look forward to your continued participation in General Municipal Money Market Fund.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
December 15, 1999


2

DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Portfolio Manager

How did General Municipal Money Market Fund perform during the period?

For the 12-month period ended November 30, 1999, the fund's Class A shares produced a tax-exempt yield of 2.68%, while Class B shares provided a tax-exempt yield of 2.29% . Taking into account the effects of compounding, the fund's effective yields were 2.71% and 2.31% for Class A and Class B shares, respectively.(1) The fund's Class A and B shares provided total returns of 2.71% and 2.31%, respectively.(2) These results compare to the Lipper Tax-Exempt Money Market Funds category average total return of 2.62% over the same period.(3)

The public offering of the fund's Class X shares commenced on June 1, 1999. From June 1, 1999 through November 30, 1999, the fund's Class X shares produced an annualized tax-exempt yield of 2.42% and an annualized effective yield of 2.45%
 .(1)

What is the fund's investment approach?

The fund seeks a high level of federally tax-exempt income while maintaining a stable $1.00 share price. We are especially vigilant in our efforts to preserve capital.

In pursuing this objective, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high quality tax-exempt money market instruments. Second, we actively manage the fund's average maturity in anticipation of interest-rate trends and supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which would enable us to purchase new securities with higher yields. Yields tend to rise when there is an increase of new issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which tend to lengthen the fund's weighted average maturity. If we antic
                                                                     The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

ipate limited new issue supply, we may extend the portfolio's average maturity to maintain current yields for as long as practical. At other times we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

The fund was positively affected by rising interest rates over the past year. Soon after the reporting period began, it became apparent that the U.S. economy was growing more strongly than most analysts expected, raising concerns that inflationary pressures might re-emerge. In an attempt to forestall a reacceleration of inflation, the Federal Reserve Board increased short-term interest rates three times during the summer and fall of 1999. Since the market anticipated these rate hikes before they were announced, tax-exempt money market yields had risen by the time the monetary policy changes were actually implemented.

However, tax-exempt money market yields did not rise as much as comparable taxable yields, primarily because of a relative lack of supply amid steady investor demand. Many states and municipalities throughout the country have enjoyed higher tax revenues during this period of economic prosperity, which have enabled them to decrease their annual debt borrowings.

What is the fund's current strategy?

We have continued to focus on very high quality, liquid money market instruments from a wide array of issuers. Some of the most frequently used instruments include Variable Rate Demand Notes (VRDNs), which are issued by investment banks through the securitization of longer term municipal bonds. Since VRDNs can be redeemed at the buyer's option after either one day or seven days, they afford the fund a high degree of liquidity as well as high credit quality. Accordingly, as of November 30, much of the portfolio was composed of VRDNs. The remainder was comprised primarily of tax-exempt commercial paper and tax-exempt notes. Of course, the portfolio's composition will change over time.

4

We took advantage of new issuance of tax-exempt notes in June and July, which effectively enabled us to lock in prevailing yields. The addition of notes also extended the fund's average maturity to the long end of the neutral range, giving us the ability to maintain competitive yields during the rest of the summer, which is usually a period of low issuance and low rates. Accordingly, since July, new purchases have been concentrated mostly in short-term commercial paper, which we have used to replace notes that matured or were redeemed by their issuers. This strategy has resulted in a gradual decrease in the fund's average maturity, which gave us the flexibility we needed to purchase higher yielding securities that became available during the last quarter of the year.

As the end of the year approaches, we have maintained a neutral weighted average maturity in order to help protect the fund from any market disruptions that Y2K-related or year-end factors may present.

December 15, 1999

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELD FLUCTUATES. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PERFORMANCE FIGURES PROVIDED FOR CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X RETURNS WOULD HAVE BEEN LOWER. WITHOUT THE EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED A TAX-EXEMPT YIELD OF 2.22% AND AN EFFECTIVE YIELD OF 2.24%, AND THE FUND'S CLASS X SHARES WOULD HAVE PRODUCED AN ANNUALIZED TAX-EXEMPT YIELD OF 2.24% AND AN ANNUALIZED EFFECTIVE YIELD OF 2.27%.

(2) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS.

3    SOURCE: LIPPER ANALYTICAL SERVICES, INC.

                                                                      The Fund 5

STATEMENT OF INVESTMENTS

November 30, 1999

                                                                                              Principal
TAX EXEMPT INVESTMENTS--100.6%                                                               Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ARIZONA--7.0%

Apache County, Tucson Electric Power, Industrial Development

  Authority, IDR, VRDN (Springerville Project)

   4%, Series C (LOC; Societe Generale)                                                       6,450,000  (a)           6,450,000

Arizona Educational Loan Marketing Corporation, Educational

  Loan Revenue, VRDN

   4%, Series A (BPA; Fuji Bank and Insured; MBIA)                                           10,675,000  (a)          10,675,000

Phoenix Industrial Development Authority, MFHR, Refunding,

  VRDN (Southwest Village Apartments Project)

   4% (LOC; FNMA)                                                                            10,600,000  (a)          10,600,000

Pima County Industrial Development Authority:

  Industrial Revenue, VRDN (Tucson Electric)

      3.90% (LOC; Toronto-Dominion Bank)                                                     14,100,000  (a)          14,100,000

   SFMR, Refunding

      4.10%, Series B-3, 9/1/2000                                                             4,820,000                4,820,000

CALIFORNIA-- 5.3%

California Higher Education Loan Authority,

  Student Loan Revenue, Refunding:

    3.18%, Series A, 5/1/2000

         (LOC; National Westminster Bank)                                                     8,000,000                8,000,000

      3.50%, Series A-1, 7/1/2000

         (LOC; Student Loan Marketing Association)                                           11,850,000               11,850,000

California School Cash Reserves Program Authority

   4%, Series A, 7/3/2000 (Insured; AMBAC)                                                   15,000,000               15,076,890

CONNECTICUT--1.1%

State of Connecticut Special Assessment Unemployment

  Compensation Advance Fund, Revenue

  (Connecticut Unemployment)

  3.38%, Series C, 7/1/2000 (Insured; FGIC and

   Liquidity Facility; FGIC)                                                                  7,000,000                7,000,000

DISTRICT OF COLUMBIA--1.8%

District of Columbia, Refunding, VRDN

   3.85%, Series A-6 (LOC; National Westminster Bank)                                         6,900,000  (a)           6,900,000

District of Columbia General Fund Recovery, VRDN

   4%, Series B-1 (LOC; Societe Generale)                                                     5,000,000  (a)           5,000,000

FLORIDA--4.1%

Florida Housing Financing Agency:

  Multi-Family, Refunding (Iowa Lakes Project)

      3.25%, Series D, 4/1/2000 (LOC; Continental Casualty)                                   6,155,000                6,155,000

   (Wood Forest II Project)

      3.15%, Series BBB, 12/1/1999 (LOC; Continental Casualty)                                6,000,000                6,000,000

6

                                                                                              Principal
TAX EXEMPT INVESTMENTS (continued)                                                           Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONTINUED)

Hillsborough County Industrial Development Authority, PCR,

  VRDN (Tampa Electric Co. Project)

   3.90% (Corp. Guaranty; Tampa Electric Co.)                                                 5,000,000  (a)           5,000,000

Jacksonville County, PCR, Refunding, VRDN

  (Florida Light and Power Co. Project)

   3.80% (Corp. Guaranty; Florida Light and Power Co.)                                        2,200,000  (a)           2,200,000

Sarasota County Public Hospital District, HR, CP

  (Sarasota Memorial Hospital Project)

   3.85%, 2/11/2000 (LOC; Sun Trust Bank)                                                     8,000,000                8,000,000

GEORGIA--6.0%

Burke County Development Authority, PCR:

  CP 3.90%, 1/1/2000 (Insured; AMBAC and

      Liquidity Facility; Rabobank Netherland)                                               12,000,000               12,000,000

   Refunding, VRDN (Ogelthorpe Power Corp.)

      3.90%, Series A (BPA; Credit Locale de France and

      Insured; FGIC)                                                                          7,900,000  (a)           7,900,000

Cobb County Housing Authority, MFHR, Refunding, VRDN

   (Six Flags Association) 3.55% (LOC; FHLM)                                                  5,490,000  (a)           5,490,000

Fulton County School District, Construction Sales, TAN

   3.25%, 12/31/1999                                                                          9,000,000                9,001,576

Savannah Economic Development Authority,

  Exempt Facility Revenue, VRDN (Home Depot Project)

   4%, Series B (LOC; Sun Trust Bank)                                                         5,000,000  (a)           5,000,000

ILLINOIS--7.4%

City of Chicago, 3.75%. 12/1/1999

   (LOC; Morgan Guaranty Trust Co.)                                                           7,500,000                7,500,000

Chicago Midway Airport,  Revenue, VRDN (Second Lien)

  3.85%, Series A (Insured; MBIA and

   Liquidity Facility; FNB Chicago)                                                          17,800,000  (a)          17,800,000

Illinois Health Facilities Authority, Revenue, VRDN:

  (Carle Foundation) 3.90% (Insured; AMBAC and Liquidity

      Facility; Banc One Capital)                                                            10,000,000  (a)          10,000,000

   (Rehab Institute of Chicago Project)

      3.85% (LOC; Bank of America)                                                           13,500,000  (a)          13,500,000

INDIANA--1.5%

Indiana Health Facility Financing Authority, Revenue, CP

   (Ascension Health Credit) 3.80%, Series B, 2/9/2000                                       10,000,000               10,000,000

                                                                                                                         The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                              Principal
TAX EXEMPT INVESTMENTS (continued)                                                           Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

IOWA--2.4%

Iowa Finance Authority, SWDR, VRDN

  (Cedar River Paper Co. Project)

   3.95% (LOC; United Bank of Switzerland)                                                    9,100,000  (a)           9,100,000

IOWA (CONTINUED)

Louisa County, PCR, Refunding (Midwest Power System Inc.

   Project) 3.95%, 2/22/2000                                                                  7,000,000                7,000,000

KANSAS--.8%

Butler County, Solid Waste Disposal and Cogeneration Revenue,

  VRDN (Texaco Refining and Marketing)

   3.90%, Series B ( Corp. Guaranty; Texaco Inc.)                                             5,500,000  (a)           5,500,000

KENTUCKY--3.1%

Boone County, IDR, VRDN (Curtin Matheson Scientific Project)

   4% (LOC; Toronto-Dominion Bank)                                                            2,500,000  (a)           2,500,000

Kentucky Association of Counties, Advance Revenue/Cash Flow

   Borrowing Program, COP, TRAN 4%, 6/30/2000                                                 7,500,000                7,523,087

Kentucky Housing Corporation, Housing Revenue

   3.20%, Series C, 12/31/1999                                                                7,500,000                7,500,000

Kentucky State Turnpike Authority, EDR, Prerefunded

   (Revitalization Project) 7.375%, 5/15/2000                                                 2,900,000                2,987,789

LOUISIANA--3.3%

Ascension Parish, Revenue, VRDN

   (BASF Corp. Project) 3.90% (Corp. Guaranty;  BASF Corp.)                                  12,000,000  (a)          12,000,000

Saint Charles Parish, PCR, VRDN

  (Shell Oil Co. Norco Project)

   3.85% (Corp. Guaranty; Shell Oil Co.)                                                      9,000,000  (a)           9,000,000

West Baton Rouge Parish Industrial District Number 3, Revenue,

  VRDN (Dow Chemical Co. Project)

   3.95% (Corp. Guaranty; Dow Chemical Co.)                                                   1,000,000  (a)           1,000,000

MICHIGAN--3.6%

Michigan Strategic Fund, SWDR, VRDN (Grayling Generating

   Project) 3.90% (LOC; Barclays Bank)                                                        3,800,000  (a)           3,800,000

Midland County Economic Development Corporation,

  Economic Development, LOR, VRDN (Dow Chemical Co. Project)

   3.90%, Series A (Corp. Guaranty; Dow Chemical Co.)                                        19,900,000  (a)          19,900,000

MINNESOTA--1.3%

Beltrami County, Environmental Control Revenue, VRDN

  (Northwood Panelboard Co. Project)

   3.85% (LOC; Union Bank of Switzerland)                                                     1,800,000  (a)           1,800,000

8

                                                                                              Principal
TAX EXEMPT INVESTMENTS (continued)                                                           Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

MINNESOTA (CONTINUED)

Duluth Economic Development Authority, Health Care Facility

  Revenue, Refunding, VRDN (Miller-Dwan Medical Center Project)

   3.70% (LOC; Credit Local de France)                                                        1,400,000  (a)           1,400,000

Minnesota Housing Finance Agency, Single Family Mortgage

   3.20%, Series F, 6/1/2000                                                                  5,700,000                5,700,000

MISSISSIPPI--1.1%

Jackson County, Port Facility Revenue, Refunding

  (Chevron USA Inc. Project) 3.85%, 5/1/2000

   (Corp. Guaranty; Chevron USA Inc.)                                                         7,300,000                7,300,000

MISSOURI--2.9%

Missouri Health and Educational Facilities Authority,

  Health Facilities Revenue, VRDN

   (Deaconess Long Term Care) 3.95%, Series A (LOC; Bank One)                                 9,395,000  (a)           9,395,000

Saint Charles County Industrial Development Authority,

  Industrial Revenue, Refunding, VRDN

  (Country Club Apartments Project)

   3.84% (LOC; Phoenix Home Life)                                                            10,000,000  (a)          10,000,000

NEVADA--3.3%

Nevada Housing Divided Unit, MFHR, VRDN (Silverado)

   4.15%, Series A (LOC; FNMA)                                                                6,710,000  (a)           6,710,000

Washoe County, Water Facilities Revenue, VRDN

  (Sierra Pacific Power Co. Project) 3.90%

   3.50% (LOC; Union Bank of Switzerland)                                                    15,300,000  (a)          15,300,000

NEW HAMPSHIRE--.3%

New Hampshire Housing Finance Authority, SFMR

   3.95%, Series C, 12/1/2000                                                                 2,000,000                2,000,000

NEW MEXICO--1.5%

State of New Mexico, TRAN 4%,  6/30/2000                                                     10,000,000               10,043,155

NEW YORK--7.9%

Metropolitan Transit Authority, CP

   3.80%, 4/6/2000 (LOC; ABN-Amro Bank)                                                       9,000,000                9,000,000

New York City Municipal Water Finance Authority:

  CP 3.70%, Series 5-A, 12/9/1999 (LOC: Bayerische

    Landesbank, Landesbank Hessen-Thueringen and

      Westdeutche Landesbank)                                                                10,000,000               10,000,000

   Water and Sewer System Revenue, VRDN:

      3.80%, Series C (Insured; FGIC and Liquidity Facility; FGIC)                            3,000,000  (a)           3,000,000

      4%, Series A (Insured; FGIC and Liquidity Facility; FGIC)                               3,000,000  (a)           3,000,000

                                                                                                                         The Fund 9

STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                              Principal
TAX EXEMPT INVESTMENTS (continued)                                                           Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Housing Finance Agency, Housing Revenue,

   VRDN  (Normandie Court II) 3.70%, Series A (LOC; Fleet Bank)                               3,900,000  (a)           3,900,000

New York State Power Authority, CP:

  3.55%, Series 4, 12/1/1999 (Liquidity Facility: Bank of

    New York, Bank of Nova Scotia, Bayerishe Landesbank,

    Chase Manhattan Bank, Commerzbank,

    Credit Locale de France, First Union National Bank,

    Landesbank Hessen-Thuringen, Morgan Guaranty

      Trust Co. and State Street Bank and Trust Co.)                                         10,100,000               10,100,000

New York State Power Authority, CP (continued):

  3.60%, Series 4, 12/7/1999 (Liquidity Facility: Bank of

    New York, Bank of Nova Scotia, Bayerishe Landesbank,

    Chase Manhattan Bank, Commerzbank,

    Credit Locale de France, First Union National Bank,

    Landesbank Hessen-Thuringen, Morgan Guaranty

      Trust Co. and State Street Bank and Trust Co.)                                         10,000,000               10,000,000

Port Authority of New York and New Jersey, Special

  Obligation Revenue, VRDN (Versatile Structure Obligation)

   3.85%, Series 4 (LOC; Landesbank Hessen-Thuringen)                                         3,000,000  (a)           3,000,000

NORTH CAROLINA--.9%

Craven County Industrial Facilities and Pollution Control Financing

  Authority, VRDN (Craven Wood Energy)

   3.80%, Series C (LOC; ABN-Amro Bank)                                                       6,000,000  (a)           6,000,000

OHIO--3.5%

Ohio Housing Finance Agency, Mortgage Revenue (Residential)

   3.05%, Series A-2, 3/1/2000                                                               13,000,000               13,000,000

Summit County, BAN 3.80%, Series A, 6/1/2000                                                 10,000,000               10,029,059

PENNSYLVANIA--4.2%

Beaver County Industrial Development Authority, PCR,

  Refunding, VRDN (Duquesne Limited Co.-Manfield)

   4%, Series B (LOC; Barclays Bank)                                                          6,700,000  (a)           6,700,000

Emmaus General Authority, Revenue, VRDN

   3.90% (Insured; FSA and Liquidity Facility; Credit Suisse)                                11,100,000  (a)          11,100,000

Lancaster County Hospital Authority, Health Center Revenue,

  VRDN (Masonic Homes)

   3.90% (Insured; AMBAC and Liquidity Facility; PNC Bank)                                   10,000,000  (a)          10,000,000

RHODE ISLAND--1.7%

Rhode Island Industrial Facilities Corporation, IDR, VRDN

   (Cololey Inc. Project) 4.05% (LOC;  Royal Bank of Scotland)                                3,300,000  (a)           3,300,000

Rhode Island Student Loan Authority, Student Loan Revenue,

   VRDN 3.90%, Series 1 (LOC; State Street Bank and Trust Co.)                                8,000,000  (a)           8,000,000

10

                                                                                              Principal
TAX EXEMPT INVESTMENTS (continued)                                                           Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA--.7%

South Carolina Jobs Economic Development Authority, EDR,

  VRDN (Wellman Inc. Project) 3.90% (LOC; Wachovia Bank and

   Trust Co.)                                                                                 4,900,000  (a)           4,900,000

TENNESSEE--2.3%

Sevier County Public Building Authority, VRDN

  Local Government Public Improvement):

    3.85%, Series III-C-2 (Insured; AMBAC and Liquidity Facility;

         Landesbank-Hessen)                                                                  10,200,000  (a)          10,200,000

TENNESSEE (CONTINUED)

Sevier County Public Building Authority, VRDN

  Local Government Public Improvement) (continued):

    3.85%, Series III-C-3 (Insured; AMBAC and Liquidity Facility;

         Landesbank-Hessen)                                                                   4,800,000  (a)           4,800,000

TEXAS--17.2%

Brazos River Authority, PCR, Refunding, VRDN

  (Texas Utilities Electric Co.):

      3.90%, Series A (LOC; Morgan Guaranty Tr. Co.)                                          8,700,000  (a)           8,700,000

      3.90%, Series C (BPA; The Bank of New York and

         Insured; MBIA)                                                                      13,700,000  (a)          13,700,000

      3.95%, Series C (LOC; The Bank of New York)                                            20,000,000  (a)          20,000,000

Brazos River Harbor Naval District, Harbor Revenue, VRDN

   (BASF Corp.) 3.95% (Corp. Guaranty; BASF Corp.)                                            6,500,000  (a)           6,500,000

Dallas County, Permanent Improvement

  3.30%, Series C, 6/15/2000

   (Liquidity Facility; Union Bank of Switzerland)                                            6,500,000                6,500,000

Gulf Coast Industrial Development Authority, VRDN,

  Marine Terminal Revenue (Amoco Oil Co. Project)

   3.85% (Corp. Guaranty; Amoco Credit Corp.)                                                13,700,000  (a)          13,700,000

Gulf Coast Waste Disposal Authority, VRDN:

  Environmental Facilities Revenue (Amoco Oil Co. Project)

      3.85% (Corp. Guaranty; Amoco Credit Corp.)                                              3,000,000  (a)           3,000,000

   Solid Waste Disposal Revenue (Amoco Oil Co. Project)

      3.85% (Corp. Guaranty; Amoco Credit Corp.)                                              7,000,000  (a)           7,000,000

Panhandle-Plains Higher Education Authority,

  Student Loan Revenue, Refunding, VRDN

   3.85%, Series A (LOC; Student Loan Marketing Association)                                 12,700,000  (a)          12,700,000

State of Texas, TRAN 4.50%, Series A, 8/31/2000                                              10,000,000               10,057,878

Texas Department of Housing and Community Affairs,

  Mortgage Revenue (Residential)

   3.90%, Series B-2, 5/1/2000                                                                7,000,000                7,000,000

                                                                                                                         The Fund 11

STATEMENT OF INVESTMENTS (CONTINUED)
                                                                                              Principal
TAX EXEMPT INVESTMENTS (continued)                                                           Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Texas Public Finance Authority, Revenue, CP

   3.85%, Series A, 4/5/2000                                                                  5,000,000                5,000,000

UTAH--1.4%

Intermountain Power Agency, Power Supply Revenue, CP

  3.80%, 3/9/2000 (Liquidity Facility: Bank of America and

   Bank of Nova Scotia)                                                                       9,000,000                9,000,000

VIRGINIA--2.0%

Hopewell Industrial Development Authority, Revenue, VRDN

   (Hadson Power 13) 3.90%, Series A (LOC; Credit Suisse)                                     3,200,000  (a)           3,200,000

VIRGINIA (CONTINUED)

Richmond Industrial Development Authority, Revenue, VRDN

  (Cogentrix of Richmond Project)

   4.10%, Series A (LOC; Banque Paribas)                                                     10,000,000  (a)          10,000,000

WEST VIRGINIA--1.0%

Marion County, Community Solid Waste Disposal Facility

  Revenue, VRDN

  (Granttown Project) 3.95%, Series B

   (LOC; National Westminster Bank)                                                           3,700,000  (a)           3,700,000

Pendleton County, IDR, VRDN

   (Greer Steel Project) 4.10% (LOC; PNC Bank)                                                2,715,000  (a)           2,715,000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $665,979,434)                                                            100.6%              665,979,434

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (.6%)              (4,025,376)

NET ASSETS                                                                                       100.0%              661,954,058

12

Summary of Abbreviations

AMBAC          American Municipal Bond Assurance                       LOC           Letter of Credit

                  Corporation                                          LOR           Limited Obligation Revenue

BAN            Bond Anticipation Notes                                 MBIA          Municipal Bond Investors Assurance

BPA            Bond Purchase Agreement                                                  Insurance Corporation

COP            Certificate of Participation                            MFHR          Multi-Family Housing Revenue

CP             Commercial Paper                                        PCR           Pollution Control Revenue

EDR            Economic Development Revenue                            SFMR          Single Family Mortgage Revenue

FGIC           Financial Guaranty Insurance Company                    SWDR          Solid Waste Disposal Revenue

FHLM           Federal Home Loan Mortgage                              TAN           Tax Anticipation Notes

FNMA           Federal National Mortgage Association                   TRAN          Tax and Revenue Anticipation

FSA            Financial Security Assurance                                             Notes

HR             Hospital Revenue                                        VRDN          Variable Rate Demand Notes

IDR            Industrial Development Revenue

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+F1                            VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 94.6

AAA/AA(b)                        Aaa/Aa, A1(b)                   AAA/AA(b)                                         5.4

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.(

(B)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF THE ISSUERS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

November 30, 1999

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           665,979,434   665,979,434

Cash                                                                  1,512,770

Interest receivable                                                   3,734,973

Prepaid expenses                                                         48,960

                                                                    671,276,137
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           267,101

Due to Distributor                                                       10,471

Payable for investment securities purchased                           9,000,000

Accrued expenses and other liabilities                                   44,507

                                                                      9,322,079
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      661,954,058
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     661,966,083

Accumulated net realized gain (loss) on investments                     (12,025)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      661,954,058

NET ASSET VALUE PER SHARE

                                                                              Class A               Class B                 Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            285,848,876            376,104,182                  1,000

Shares Outstanding                                                        286,140,555            376,105,803                  1,000

NET ASSET VALUE PER SHARE ($)                                                    1.00                   1.00                   1.00

SEE NOTES TO FINANCIAL STATEMENTS.

14

STATEMENT OF OPERATIONS

Year Ended November 30, 1999

--------------------------------------------------------------------------------

Investment Income ($):

INTEREST INCOME                                                     21,284,873

EXPENSES:

Management fee--Note 2(a)                                            3,259,585

Shareholder servicing costs--Note 2(c)                               1,300,239

Distribution fees (Class B and Class X)--Note 2(b)                     778,359

Professional fees                                                       76,419

Custodian fees                                                          64,748

Registration fees                                                       61,652

Directors' fees and expenses--Note 2(d)                                 33,611

Prospectus and shareholders' reports                                    23,944

Miscellaneous                                                           19,691

TOTAL EXPENSES                                                       5,618,248

Less--reduction in shareholder servicing costs due to
  undertaking--Note 2(c)                                             (268,658)

NET EXPENSES                                                         5,349,590

INVESTMENT INCOME--NET                                              15,935,283
--------------------------------------------------------------------------------

Net Realized Gain (Loss) on Investments--Note 1(b) ($)                   7,897

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                15,943,180

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                               ---------------------------------

                                                  1999(a)                 1998
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         15,935,283           16,844,414

Net realized gain (loss) on investments             7,897              (17,137)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   15,943,180           16,827,277
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (7,034,104)          (8,462,642)

Class B shares                                 (8,901,177)          (8,381,772)

Class X shares                                         (2)                 --

Net realized gain on investments:

Class A shares                                         --               (5,225)

Class B shares                                         --               (5,196)

TOTAL DIVIDENDS                               (15,935,283)         (16,854,835)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                              1,238,026,201        1,327,446,611

Class B shares                              1,689,638,089        1,660,435,145

Class X shares                                     1,000                   --

Dividends reinvested:

Class A shares                                  6,758,293            8,202,286

Class B shares                                  8,719,782            8,193,899

Cost of shares redeemed:

Class A shares                             (1,239,336,213)      (1,328,295,655)

Class B shares                             (1,699,894,974)      (1,553,986,658)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                   3,912,178          121,995,628

TOTAL INCREASE (DECREASE) IN NET ASSETS         3,920,075          121,968,070
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           658,033,983          536,065,913

END OF PERIOD                                 661,954,058          658,033,983

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999 FOR CLASS X SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

16


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                           Year Ended November 30,
                                                                 --------------------------------------------

CLASS A SHARES                                                   1999     1998     1997      1996     1995
------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00     1.00     1.00      1.00     1.00

Investment Operations:

Investment income--net                                           .027     .030     .031      .029     .034

Distributions:

Dividends from investment income--net                           (.027)   (.030)   (.031)    (.029)   (.034)

Net asset value, end of period                                   1.00     1.00     1.00      1.00     1.00
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 2.71     3.02     3.14      2.97     3.41
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .58      .60      .62       .66      .66

Ratio of net investment income
   to average net assets                                         2.68     2.98     3.09      2.93     3.35
------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                         285,849  280,398  273,058   256,862  294,379

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                      The Fund 17

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           Year Ended November 30,
                                                                 --------------------------------------------

CLASS B SHARES                                                   1999     1998     1997      1996     1995
------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00     1.00     1.00      1.00     1.00

Investment Operations:

Investment income--net                                           .023     .026     .028      .027     .020

Distributions:

Dividends from investment income--net                           (.023)   (.026)   (.028)    (.027)   (.020)

Net asset value, end of period                                   1.00     1.00     1.00      1.00     1.00
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 2.31     2.64     2.86      2.70     3.01(b)
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .98      .96      .95       .85     1.10(b)

Ratio of net investment income
   to average net assets                                         2.29     2.59     2.87      2.65     2.83(b)

Decrease reflected in above expense ratios
   due to undertakings by the Manager                             .07      .09      .16       .29      .09(b)
------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                         376,104  377,636  263,008    17,491    3,024

(A) FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1995

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

18

                                                     Year Ended November 30,
                                                    -------------------------

CLASS X SHARES                                                        1999(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                    1.00

Investment Operations:

Investment income--net                                                  .012

Distributions:

Dividends from investment income--net                                  (.012)

Net asset value, end of period                                          1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                                        2.43(b)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                 1.05(b)

Ratio of net investment income
  to average net assets                                                 2.22(b)

Decrease reflected in above expense ratios
  due to undertakings by the Manager                                     .18(b)
--------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                      1

A FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999 FOR CLASS X SHARES.

B ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund 19

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Municipal Money Market Fund (the "fund") is a separate diversified series of General Municipal Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

On April 14, 1999, the Board of Directors approved the addition of Class X shares which became effective June 1, 1999.

Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the fund's shares, which are sold to the public without a sales load. The fund is authorized to issue 16.5 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue three classes of shares: Class A (15 billion shares authorized) , Class B (1 billion shares authorized) and Class X shares (500 million shares authorized) . Class A shares, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $32,154 during the period ended November 30, 1999 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute
                                                                    The Fund 21

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $9,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1999. If not applied, the carryover expires in fiscal 2006.

At November 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions  With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the fund's net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 1999, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Distribution Plan (the "Plan") with respect to Class B ("Class B Distribution Plan") and Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares directly bear the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Plan. In addition, Class B and Class X shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate of .20 of 1% and .25 of 1% , respectively, of the value of their average daily net assets. During

22

the period ended November 30, 1999, Class B and Class X shares were charged $778,357 and $2, respectively, pursuant to the Plan.

(C) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1999, Class A shares were charged $64,999 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and Class X ("Class B and Class X Shareholder Services Plans") Class B and Class X shares pay the Distributor for the provision of certain services to the holders of Class B and Class X shares, at an annual rate of .25 of 1% of the value of their average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 1998 through November 30, 1999, that if the aggregate expenses of Class B and Class X shares, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceeded .98 of 1% for Class B shares and 1.05% for Class X shares, of their average daily net assets, the Manager will reimburse the expenses of the fund under the Class B and Class X Shareholder Services Plans to the extent of any excess expense and
                                                                    The Fund 23

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

up to the full fee payable under the Class B and Class X Shareholder Services Plans. During the period ended November 30, 1999, $1,167,536 and $1, respectively, were charged pursuant to the Class B and Class X Shareholder Services Plans, of which $268,657 and $1, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 1999, the fund was charged $35,723 pursuant to the transfer agency agreement.

(D) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

24

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors

General Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Municipal Money Market Fund (one of the Series constituting General Municipal Money Market Funds, Inc.) as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund at November 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 5, 2000

                                                                    The Fund 25


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 1999 as "exempt-interest dividends" (not generally subject to regular Federal income tax).


NOTES

                                                           For More Information

                        General Municipal Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager
                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian
                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent
                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor
                        Premier Mutual Fund Services, Inc.
                        60 State Street
                        Boston, MA 02109

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
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(c) 2000 Dreyfus Service Corporation                                  918AR9911